Segmental analysis - Operating profit/(loss) before tax (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Segmental analysis
Net interest income	£ 6,890	£ 6,120
Net fees and commissions	1,317	1,240
Total income	8,862	7,985
Depreciation and amortisation	(565)	(557)
Impairment losses	(423)	(382)
Operating profit before tax	4,318	3,585
Operating segment
Segmental analysis
Net interest income	6,890	6,120
Net fees and commissions	1,317	1,240
Other non-interest income	655	625
Total income	8,862	7,985
Depreciation and amortisation	(565)	(557)
Other operating expenses	(3,556)	(3,461)
Impairment losses	(423)	(382)
Operating profit before tax	4,318	3,585
Retail Banking
Segmental analysis
Net fees and commissions	265	213
Retail Banking | Operating segment
Segmental analysis
Net interest income	3,165	2,922
Net fees and commissions	265	213
Other non-interest income	8	(1)
Total income	3,438	3,134
Depreciation and amortisation	(13)
Other operating expenses	(1,416)	(1,423)
Impairment losses	(280)	(226)
Operating profit before tax	1,729	1,485
Commercial & Institutional
Segmental analysis
Net fees and commissions	871	865
Commercial & Institutional | Operating segment
Segmental analysis
Net interest income	3,367	2,955
Net fees and commissions	871	865
Other non-interest income	391	469
Total income	4,629	4,289
Depreciation and amortisation	(62)	(71)
Other operating expenses	(2,146)	(2,080)
Impairment losses	(137)	(154)
Operating profit before tax	2,284	1,984
Central items & other
Segmental analysis
Net fees and commissions	3	3
Central items & other | Operating segment
Segmental analysis
Net interest income	(40)	(120)
Net fees and commissions	3	3
Other non-interest income	237	140
Total income	200	23
Depreciation and amortisation	(489)	(486)
Other operating expenses	382	401
Impairment losses		(1)
Operating profit before tax	93	(63)
Private Banking
Segmental analysis
Net fees and commissions	178	159
Private Banking | Operating segment
Segmental analysis
Net interest income	398	363
Net fees and commissions	178	159
Other non-interest income	19	17
Total income	595	539
Depreciation and amortisation	(1)
Other operating expenses	(376)	(359)
Impairment losses	(6)	(1)
Operating profit before tax	£ 212	£ 179